Annual Fund Operating Expenses	Feb. 28, 2026
2x Bitcoin ETF | 2x Bitcoin ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.88%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.75%
2x Ether ETF | 2x Ether ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.12%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	2.97%
Solana ETF | Solana ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.64%	[1]
2x Solana ETF | 2x Solana ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.07%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	2.92%
XRP ETF | XRP ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.68%	[2]
2x XRP ETF | 2x XRP ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.28%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	3.13%	[3]
Volatility Premium Plus ETF | Volatility Premium Plus ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	1.42%

[1]	The Total Annual Fund Operating Expenses for the Fund have been restated to reflect the expiration of the investment adviser’s fee waiver agreement. The Fund’s investment adviser had previously agreed to waive or reduce its management fee and/or reimburse expenses of the Fund such that the “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions acquired fund fees and expenses, and extraordinary expenses) was not more than 0.95% of the average daily net assets of the Fund, which has expired.
[2]	The Total Annual Fund Operating Expenses for the Fund have been restated to reflect the expiration of the investment adviser’s fee waiver agreement. The Fund’s investment adviser had previously contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund such that the “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions acquired fund fees and expenses, and extraordinary expenses) was not more than 0.94% of the average daily net assets of the Fund, which expired May 22, 2026.
[3]	The Total Annual Fund Operating Expenses for the Fund have been restated to reflect the expiration of the investment adviser’s fee waiver agreement. The Fund’s investment adviser had previously contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund such that the “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions acquired fund fees and expenses, and extraordinary expenses) was not more than 0.94% of the average daily net assets of the Fund, which expired May 22, 2026.